INCOME TAXES - Movement in Components of Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ 2,603	$ 2,945
Recognized in Earnings (Loss)	137	(340)
Recognized in Other Comprehensive Loss	11	0
Equity	0	2
Other	3	(4)
Deferred tax liability (asset) at end of period	2,754	2,603
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(4)	13
Recognized in Earnings (Loss)	(20)	21
Recognized in Other Comprehensive Loss		(4)
Deferred tax liability (asset) at end of period	16	(4)
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(11)	(9)
Recognized in Earnings (Loss)	2	(2)
Recognized in Other Comprehensive Loss	(11)	4
Deferred tax liability (asset) at end of period	(2)	(11)
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(14)	(24)
Recognized in Earnings (Loss)	10	(10)
Deferred tax liability (asset) at end of period	(24)	(14)
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(83)	(79)
Recognized in Earnings (Loss)	17	4
Deferred tax liability (asset) at end of period	(100)	(83)
Benefit of loss carryforwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(275)	(400)
Recognized in Earnings (Loss)	110	(125)
Deferred tax liability (asset) at end of period	(385)	(275)
Other deductible temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(66)	(52)
Recognized in Earnings (Loss)		16
Equity		(2)
Deferred tax liability (asset) at end of period		(66)
Other deductible temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(51)
Recognized in Earnings (Loss)	(41)
Other	(3)
Deferred tax liability (asset) at end of period	(7)	(51)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	2,091	2,036
Recognized in Earnings (Loss)	159	55
Deferred tax liability (asset) at end of period	2,250	2,091
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	260	263
Recognized in Earnings (Loss)	(9)	(3)
Deferred tax liability (asset) at end of period	251	260
Investments in equity accounted investees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	692	1,109
Recognized in Earnings (Loss)	17	(417)
Deferred tax liability (asset) at end of period	709	692
Taxable limited partnership income deferral
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(2)	101
Recognized in Earnings (Loss)	48	(103)
Deferred tax liability (asset) at end of period	46	(2)
Other taxable temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ 15	(13)
Recognized in Earnings (Loss)		32
Other		(4)
Deferred tax liability (asset) at end of period		$ 15